Right of use assets and liabilities - Right of use asset activity (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption	$ 4		$ (2,249)
Depreciation - right of use assets for vessels		$ (51,550)	(26,916)	$ 0
Right of use assets for vessels		807,179	697,903		$ 1,600
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		160,826	673,718
Fully depreciated assets		(8,393)
Right of use asset cost		877,252	724,819
Right of use assets for vessels			724,819	51,101
Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fully depreciated assets		(8,393)
Accumulated deprecation right-of-use assets		(70,073)	(26,916)	0
Depreciation - right of use assets for vessels		(51,550)	(26,916)
Vessels [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets for vessels		790,054	680,483			$ 48,500
Vessels [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		156,226	657,391
Fully depreciated assets		(8,393)
Right of use asset cost		853,690	705,857
Right of use assets for vessels			705,857	48,466
Vessels [member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fully depreciated assets		(8,393)
Accumulated deprecation right-of-use assets		(63,636)	(25,374)	0
Depreciation - right of use assets for vessels		(46,655)	(25,374)
Drydock [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets			16,300
Right of use assets for vessels		17,125	17,420	2,600
Drydock [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		4,600	16,327
Fully depreciated assets		0
Right of use asset cost		23,562	18,962
Right of use assets for vessels			18,962	2,635
Drydock [Member] | Accumulated depreciation and impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Fully depreciated assets		0
Accumulated deprecation right-of-use assets		(6,437)	(1,542)	$ 0
Depreciation - right of use assets for vessels		$ (4,895)	$ (1,542)